Foreign Currency Position - Schedule of Assets and Liabilities Denominated in Foreign Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of financial assets [line items]
Cash and deposits in banks	$ 3,473,392		$ 3,089,072	$ 1,009,681
Cash items in process of collection	438,496		173,192
Financial instruments at fair value through profit or loss	332,724		582,710
Financial instruments at fair value through other comprehensive income	3,660,450		3,970,899
Financial instruments at amortized cost	187,455		111,542
Investments under resale agreements	606,178		105,580
Investments in associates	9,152		7,149	9,605
Financial derivative contracts	2,980,926		3,982,803
Interbank loans, net	80,554		7,121
Loans and accounts receivable at amortized cost	23,795,548		21,576,108
Intangible assets	699,344		718,683
Property, plant, and equipment	71,933		80,615	95,080
Right of use assets under lease agreements	110,781		146,008	167,441
Current taxes	58,184		64,699
Deferred taxes	272,211		312,556
Other assets	810,521		542,633
Other non-current assets held for sale	12,394		15,078
TOTAL ASSETS	37,600,243	$ 44,546	35,486,448
Deposits and other demand liabilities	7,576,095		6,197,406
Cash in process of being cleared	424,358		154,232
Obligations under repurchase agreements	466,006		638,851
Time deposits and other time liabilities	10,097,443		11,433,064
Financial derivative contracts	2,925,587		3,673,591
Interbank borrowings	4,918,423		3,798,978
Debt instruments issued	6,762,840		6,204,856
Other financial liabilities	42,435		13,123
Lease contracts liabilities	115,544		151,885	172,924
Current taxes	1,332		1,766
Deferred taxes			237
Provisions	235,347		135,090	$ 177,827
Other liabilities	709,612		700,034
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	34,275,022		33,103,113
Assets (liabilities) net	3,325,221		2,383,335
CLP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	91,817		145,316
Financial instruments at fair value through other comprehensive income	2,012,758		2,556,706
Financial instruments at amortized cost	451,099
Investments in associates	9,152		7,149
Right of use assets under lease agreements	86,240		111,452
Other non-current assets held for sale	11,916		13,269
Cash in process of being cleared	231,391		82,287
Financial derivative contracts	2,194,964		2,031,193
Interbank borrowings	3,007,242		2,257,226
Other financial liabilities	42,435		13,123
Lease contracts liabilities	483		561
Assets (liabilities) net	(3,086,401)		(3,430,035)
Hungary, Forint
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss			355
Financial instruments at fair value through other comprehensive income	301,897		696,307
Financial instruments at amortized cost	321,291
Financial derivative contracts	118,170		476,910
Lease contracts liabilities	86,120		118,189
Assets (liabilities) net	4,477,941		4,247,788
USD [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	980,339		103,503
Financial instruments at amortized cost	(772,390)		7,202
Interbank loans, net	52,505		7,121
Right of use assets under lease agreements	5,723		6,061
Cash in process of being cleared	182,202		52,244
Financial derivative contracts	540,656		986,508
Interbank borrowings	1,721,424		1,384,248
Lease contracts liabilities	6,778		6,987
Assets (liabilities) net	1,258,850		880,653
COP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	240,907		437,039
Financial instruments at fair value through other comprehensive income	365,456		614,383
Financial instruments at amortized cost	187,455		104,340
Interbank loans, net	28,049
Right of use assets under lease agreements	18,818		28,495
Other non-current assets held for sale	478		1,809
Cash in process of being cleared			1
Financial derivative contracts	60,400		170,598
Interbank borrowings	117,239		47,768
Lease contracts liabilities	22,047		25,992
Assets (liabilities) net	690,237		753,884
Euro [Member]
Disclosure of financial assets [line items]
Cash in process of being cleared	10,640		1,528
Financial derivative contracts	11,397		8,382
Interbank borrowings	837		368
Assets (liabilities) net	25,003		26,520
Other Currency [member]
Disclosure of financial assets [line items]
Cash in process of being cleared	125		18,172
Interbank borrowings	71,681		109,368
Assets (liabilities) net	(49,693)		(95,127)
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	3,473,392		3,089,072
Cash and deposits in banks [member] | CLP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	1,308,118		1,232,614
Cash and deposits in banks [member] | USD [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	1,822,747		1,501,888
Cash and deposits in banks [member] | COP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	287,922		294,522
Cash and deposits in banks [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash and deposits in banks	32,213		28,315
Cash and deposits in banks [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	22,392		31,733
Cash In The Process Of Collection [member]
Disclosure of financial assets [line items]
Cash items in process of collection	438,496		173,192
Cash In The Process Of Collection [member] | CLP [member]
Disclosure of financial assets [line items]
Cash items in process of collection	211,686		110,503
Cash In The Process Of Collection [member] | USD [member]
Disclosure of financial assets [line items]
Cash items in process of collection	222,843		61,819
Cash In The Process Of Collection [member] | COP [member]
Disclosure of financial assets [line items]
Cash items in process of collection	347		93
Cash In The Process Of Collection [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash items in process of collection	3,354		9
Cash In The Process Of Collection [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash items in process of collection	266		768
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	23,795,548		21,576,108
Loans and receivables from banks, net [member] | CLP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	6,079,741		5,768,428
Loans and receivables from banks, net [member] | Hungary, Forint
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	9,799,322		8,959,138
Loans and receivables from banks, net [member] | USD [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	3,578,507		2,859,253
Loans and receivables from banks, net [member] | COP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	4,302,474		3,955,993
Loans and receivables from banks, net [member] | Euro [Member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	26,371		23,704
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Investments under resale agreements	606,178		105,580
Investments under Agreements to Resell [Member] | CLP [member]
Disclosure of financial assets [line items]
Investments under resale agreements	171,810		84,173
Investments under Agreements to Resell [Member] | COP [member]
Disclosure of financial assets [line items]
Investments under resale agreements	434,368		21,407
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial derivative contracts	2,980,926		3,982,803
Derivative financial instruments [member] | CLP [member]
Disclosure of financial assets [line items]
Financial derivative contracts	2,254,395		2,529,980
Derivative financial instruments [member] | Hungary, Forint
Disclosure of financial assets [line items]
Financial derivative contracts	126,280		387,035
Derivative financial instruments [member] | USD [member]
Disclosure of financial assets [line items]
Financial derivative contracts	564,013		1,039,536
Derivative financial instruments [member] | COP [member]
Disclosure of financial assets [line items]
Financial derivative contracts	30,538		19,967
Derivative financial instruments [member] | Euro [Member]
Disclosure of financial assets [line items]
Financial derivative contracts	5,700		6,285
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Intangible assets	699,344		718,683
Intangible assets 1 [member] | CLP [member]
Disclosure of financial assets [line items]
Intangible assets	663,373		682,523
Intangible assets 1 [member] | USD [member]
Disclosure of financial assets [line items]
Intangible assets	130		172
Intangible assets 1 [member] | COP [member]
Disclosure of financial assets [line items]
Intangible assets	35,841		35,988
Property, plant and equipment, net [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	71,933		80,615
Property, plant and equipment, net [member] | CLP [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	39,507		56,274
Property, plant and equipment, net [member] | USD [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	433		482
Property, plant and equipment, net [member] | COP [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	31,993		23,859
Current income taxes [member]
Disclosure of financial assets [line items]
Current taxes	58,184		64,699
Current income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes	18,871		43,132
Current income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Current taxes	1,713		1,844
Current income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes	37,600		19,723
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes	272,211		312,556
Deferred income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Deferred taxes	181,998		250,023
Deferred income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Deferred taxes	15,942		14,645
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes	74,271		47,888
Other asset [member]
Disclosure of financial assets [line items]
Other assets	810,521		542,633
Other asset [member] | CLP [member]
Disclosure of financial assets [line items]
Other assets	224,814		87,378
Other asset [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other assets	4,421		11,883
Other asset [member] | USD [member]
Disclosure of financial assets [line items]
Other assets	516,165		388,141
Other asset [member] | COP [member]
Disclosure of financial assets [line items]
Other assets	56,492		54,961
Other asset [member] | Euro [Member]
Disclosure of financial assets [line items]
Other assets	8,361
Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	37,600,243		35,486,448
Financial assets1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	13,817,295		13,678,920
Financial assets1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL ASSETS	10,553,211		10,054,718
Financial assets1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	6,988,670		5,991,667
Financial assets1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	6,133,009		5,660,467
Financial assets1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL ASSETS	75,999		58,313
Financial assets1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	22,658		32,501
Readjustment [member]
Disclosure of financial assets [line items]
Lease contracts liabilities	116		156
Assets (liabilities) net	9,284		(348)
Readjustment [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	9,133		9,592
Readjustment [member] | Other asset [member]
Disclosure of financial assets [line items]
Other assets	268		270
Readjustment [member] | Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	9,401		9,862
Current accounts and demand deposits [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	7,576,095		6,197,406
Current accounts and demand deposits [member] | CLP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	3,717,926		3,186,296
Current accounts and demand deposits [member] | Hungary, Forint
Disclosure of financial assets [line items]
Deposits and other demand liabilities	21,624		13,448
Current accounts and demand deposits [member] | USD [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	896,088		737,892
Current accounts and demand deposits [member] | COP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	2,914,776		2,238,247
Current accounts and demand deposits [member] | Euro [Member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	25,136		21,435
Current accounts and demand deposits [member] | Other Currency [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	545		88
Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	466,006		638,851
Obligations under repurchase agreements [member] | CLP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	212,356		399,593
Obligations under repurchase agreements [member] | COP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	253,650		239,258
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	10,097,443		11,433,064
Time deposits and saving accounts [member] | CLP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	6,233,732		8,042,117
Time deposits and saving accounts [member] | Hungary, Forint
Disclosure of financial assets [line items]
Time deposits and other time liabilities	509,868		402,118
Time deposits and saving accounts [member] | USD [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	2,045,906		1,539,760
Time deposits and saving accounts [member] | COP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1,307,928		1,449,054
Time deposits and saving accounts [member] | Euro [Member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	8		14
Time deposits and saving accounts [member] | Readjustment [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1		1
Debt Issued [member]
Disclosure of financial assets [line items]
Debt instruments issued	6,762,840		6,204,856
Debt Issued [member] | CLP [member]
Disclosure of financial assets [line items]
Debt instruments issued	888,333		835,961
Debt Issued [member] | Hungary, Forint
Disclosure of financial assets [line items]
Debt instruments issued	5,094,916		4,636,431
Debt Issued [member] | USD [member]
Disclosure of financial assets [line items]
Debt instruments issued	144,078		122,734
Debt Issued [member] | COP [member]
Disclosure of financial assets [line items]
Debt instruments issued	635,513		609,730
Current Income Tax Provision [member]
Disclosure of financial assets [line items]
Current taxes	1,332		1,766
Current Income Tax Provision [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes	393		596
Current Income Tax Provision [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes	939		1,170
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes			237
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes			237
Provisions [member]
Disclosure of financial assets [line items]
Provisions	235,347		135,090
Provisions [member] | CLP [member]
Disclosure of financial assets [line items]
Provisions	158,779		84,190
Provisions [member] | USD [member]
Disclosure of financial assets [line items]
Provisions	2,177		5,814
Provisions [member] | COP [member]
Disclosure of financial assets [line items]
Provisions	74,391		45,086
Others liabilities [member]
Disclosure of financial assets [line items]
Other liabilities	709,612		700,034
Others liabilities [member] | CLP [member]
Disclosure of financial assets [line items]
Other liabilities	215,662		175,812
Others liabilities [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other liabilities	244,572		159,834
Others liabilities [member] | USD [member]
Disclosure of financial assets [line items]
Other liabilities	190,511		274,827
Others liabilities [member] | COP [member]
Disclosure of financial assets [line items]
Other liabilities	55,889		79,442
Others liabilities [member] | Euro [Member]
Disclosure of financial assets [line items]
Other liabilities	2,978		66
Others liabilities [member] | Readjustment [member]
Disclosure of financial assets [line items]
Other liabilities			10,053
Financial liabilities1 [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	34,275,022		33,103,113
Financial liabilities1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	16,903,696		17,108,955
Financial liabilities1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL LIABILITIES	6,075,270		5,806,930
Financial liabilities1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	5,729,820		5,111,014
Financial liabilities1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	5,442,772		4,906,583
Financial liabilities1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	50,996		31,793
Financial liabilities1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	72,351		127,628
Financial liabilities1 [member] | Readjustment [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	$ 117		$ 10,210